COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.COMMITMENTS AND CONTINGENCIES

Commitment

(a)Operating lease commitments

Future minimum lease payments for operating lease as of December 31, 2025 are disclosed in Note 12.

(b)Other commitments

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through to January 2036. Future minimum payments under non-cancelable agreements for property management fees consist of the following as of December 31, 2025:

Payment due by schedule as of December 31, 2025
	Less than	1 – 5	More than 5
	1 year	years	years	Total
	RMB	RMB	RMB	RMB
Property management commitments	63,556	97,347	26,721	187,624

Legal Proceedings

As of December 31, 2025, the Group was not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, financial position results of operations, or cash flows.